PORTFOLIO OF INVESTMENTS – as of December 31, 2022 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 98.8% of Net Assets
	ABS Car Loan – 8.3%
$255,000	Ally Auto Receivables Trust, Series 2022-3,Class A3, 5.070%, 4/15/2027	$255,881
146,890	American Credit Acceptance Receivables Trust, Series 2020-4, Class C, 1.310%, 12/14/2026, 144A	144,500
175,105	American Credit Acceptance Receivables Trust, Series 2021-3, Class B, 0.660%, 2/13/2026, 144A	174,482
180,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class B, 1.680%, 9/14/2026, 144A	175,405
80,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029, 144A	81,012
16,185	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.660%, 12/18/2024	16,129
265,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class B, 0.970%, 2/18/2026	259,656
215,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.690%, 1/19/2027	201,597
520,000	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	468,209
335,000	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A3, 4.380%, 4/18/2028	329,692
140,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	135,265
455,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class A, 6.120%, 4/20/2027, 144A	462,737
30,835	Capital One Prime Auto Receivables Trust, Series 2019-2, Class A3, 1.920%, 5/15/2024	30,777
98,911	CarMax Auto Owner Trust, Series 2020-2, Class A3, 1.700%, 11/15/2024	98,242
188,250	CarMax Auto Owner Trust, Series 2020-3, Class A3, 0.620%, 3/17/2025	184,771
82,496	Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.750%, 3/10/2028	75,077
305,000	Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.720%, 9/11/2028	291,139
1,075,000	Carvana Auto Receivables Trust, Series 2021-P4, Class A3, 1.310%, 1/11/2027	1,006,038
165,000	Carvana Auto Receivables Trust, Series 2022-P3, Class A3, 4.610%, 11/10/2027	160,795
374,064	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.390%, 4/16/2029, 144A	371,937
146,526	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.370%, 7/16/2029, 144A	145,090
265,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.000%, 5/15/2030, 144A	253,118
845,000	Credit Acceptance Auto Loan Trust, Series 2022-3A, Class A, 6.570%, 10/15/2032, 144A	848,774
13,746	Drive Auto Receivables Trust, Series 2021-1, Class B, 0.650%, 7/15/2025	13,726
503,292	Drive Auto Receivables Trust, Series 2021-2, Class B, 0.580%, 12/15/2025	496,955

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	ABS Car Loan – continued
$465,000	Drive Auto Receivables Trust, Series 2021-3, Class B, 1.110%, 5/15/2026	$452,131
262,335	DT Auto Owner Trust, Series 2020-2A, Class C, 3.280%, 3/16/2026, 144A	258,875
21,320	DT Auto Owner Trust, Series 2021-1A, Class B, 0.620%, 9/15/2025, 144A	21,173
300,000	DT Auto Owner Trust, Series 2021-2A, Class B, 0.810%, 1/15/2027, 144A	294,099
410,000	DT Auto Owner Trust, Series 2021-4A, Class C, 1.500%, 9/15/2027, 144A	377,667
630,000	DT Auto Owner Trust, Series 2022-3A, Class B, 6.740%, 7/17/2028, 144A	638,696
144,656	Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.280%, 5/15/2025, 144A	143,975
143,121	Exeter Automobile Receivables Trust, Series 2021-2A, Class B, 0.570%, 9/15/2025	142,150
715,000	Exeter Automobile Receivables Trust, Series 2021-4A, Class B, 1.050%, 5/15/2026	697,481
605,000	Exeter Automobile Receivables Trust, Series 2022-3A, Class B, 4.860%, 12/15/2026	597,080
680,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.970%, 3/15/2027	678,684
215,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class B, 6.030%, 8/16/2027	215,255
62,030	Flagship Credit Auto Trust, Series 2020-1, Class B, 2.050%, 2/17/2025, 144A	61,955
290,000	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027, 144A	276,088
1,022,803	Flagship Credit Auto Trust, Series 2022-1, Class A, 1.790%, 10/15/2026, 144A	986,755
490,000	Flagship Credit Auto Trust, Series 2022-4, Class A3, 6.320%, 6/15/2027, 144A	493,354
595,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031, 144A	568,349
38,829	Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.040%, 8/15/2024	38,472
221,105	Ford Credit Auto Owner Trust, Series 2020-B, Class A3, 0.560%, 10/15/2024	218,697
570,000	Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.370%, 10/17/2033, 144A	509,025
410,000	Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A3, 1.830%, 12/15/2026, 144A	393,565
340,000	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class A3,, 4.590%, 6/15/2027, 144A	333,297
230,351	GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.140%, 11/17/2025, 144A	226,457
276,402	GLS Auto Receivables Issuer Trust, Series 2021-2A, Class B, 0.770%, 9/15/2025, 144A	273,318
995,000	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class B, 1.530%, 4/15/2026, 144A	951,617
41,410	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.490%, 12/16/2024	40,905
180,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class A, 0.680%, 8/15/2025, 144A	174,948

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	ABS Car Loan – continued
$143,209	Honda Auto Receivables Owner Trust, Series 2020-2, Class A3, 0.820%, 7/15/2024	$140,971
65,899	Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.410%, 11/15/2024	64,963
98,879	Mercedes-Benz Auto Receivables Trust, Series 2020-1, Class A3, 0.550%, 2/18/2025	97,071
865,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.550%, 2/15/2025, 144A	861,535
469,833	Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.310%, 11/16/2026, 144A	466,326
430,000	Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.530%, 2/15/2028, 144A	390,145
210,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	207,373
128,380	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 1/15/2026	127,214
106,611	Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.010%, 1/15/2026	105,538
835,000	Santander Drive Auto Receivables Trust, Series 2022-3, Class B, 4.130%, 8/16/2027	814,604
560,000	Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.420%, 11/15/2027	547,552
285,000	Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.430%, 3/15/2027	277,125
155,000	Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.750%, 4/15/2027	155,864
440,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033, 144A	401,965
58,750	Toyota Auto Receivables Owner Trust, Series 2020-B, Class A3, 1.360%, 8/15/2024	58,132
185,000	United Auto Credit Securitization Trust, Series 2022-1, Class B, 2.100%, 3/10/2025, 144A	182,207
320,000	United Auto Credit Securitization Trust, Series 2022-2, Class C, 5.810%, 5/10/2027, 144A	315,653
307,767	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	304,425
590,000	Westlake Automobile Receivables Trust, Series 2021-1A, Class B, 0.640%, 3/16/2026, 144A	580,835
270,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class B, 0.620%, 7/15/2026, 144A	260,634
1,050,000	Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.580%, 1/15/2027, 144A	982,583
279,165	World Omni Auto Receivables Trust, Series 2020-B, Class A3, 0.630%, 5/15/2025	273,390
87,967	World Omni Select Auto Trust, Series 2020-A, Class A3, 0.550%, 7/15/2025	87,266
360,000	World Omni Select Auto Trust, Series 2021-A, Class B, 0.850%, 8/16/2027	333,997

		24,782,440

	ABS Credit Card – 0.3%
960,000	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.500%, 9/21/2026, 144A	889,426

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	ABS Home Equity – 0.0%
$1,812	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(a)	$1,788

	ABS Other – 1.3%
395,000	Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.030%, 8/17/2026, 144A	374,622
125,000	Affirm Asset Securitization Trust, Series 2022-A, Class A, 4.300%, 5/17/2027, 144A	119,573
362,165	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046, 144A	331,131
127,676	BHG Securitization Trust, Series 2022-C, Class A, 5.320%, 10/17/2035, 144A	126,599
124,263	Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 8/15/2032, 144A	122,534
87,731	CNH Equipment Trust, Series 2020-A, Class A3, 1.160%, 6/16/2025	86,463
437,851	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034, 144A	423,112
180,000	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029, 144A	175,978
102,404	Hilton Grand Vacations Trust, Series 2022-2A, Class C, 5.570%, 1/25/2037, 144A	100,461
68,163	Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.960%, 3/15/2024, 144A	67,740
148,407	Marlette Funding Trust, Series 2021-3A, Class A, 0.650%, 12/15/2031, 144A	146,473
141,946	Marlette Funding Trust, Series 2022-3A, Class A, 5.180%, 11/15/2032, 144A	140,817
67,622	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037, 144A	61,580
1,135,000	OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.130%, 5/14/2035, 144A	1,070,145
207,642	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	160,925
370,000	SCF Equipment Leasing LLC, Series 2022-1A, Class A3, 2.920%, 7/20/2029, 144A	348,182
88,748	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037, 144A	83,475

		3,939,810

	ABS Student Loan – 0.1%
104,875	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	97,977
58,900	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069, 144A	52,182
78,335	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	70,304
11,241	SoFi Professional Loan Program LLC, Series 2017-E, Class A2B, 2.720%, 11/26/2040, 144A	11,162

		231,625

	ABS Whole Business – 0.2%
512,263	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	479,690

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Aerospace & Defense – 0.0%
$29,000	Raytheon Technologies Corp., 3.650%, 8/16/2023	$28,756

	Agency Commercial Mortgage-Backed Securities – 0.7%
340,885	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(a)	339,776
701,647	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024	672,795
1,084,293	FHLMC Multifamily Structured Pass Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	1,019,800
1,738	FHLMC Multifamily Structured Pass Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025	1,723

		2,034,094

	Automotive – 2.3%
300,000	American Honda Finance Corp., MTN, 2.250%, 1/12/2029	257,309
145,000	American Honda Finance Corp., MTN, 3.625%, 10/10/2023	143,982
665,000	Denso Corp., 1.239%, 9/16/2026, 144A	577,783
875,000	General Motors Financial Co., Inc., 6.050%, 10/10/2025	890,000
295,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025, 144A	274,948
645,000	Hyundai Capital America, 2.100%, 9/15/2028, 144A	529,378
195,000	Hyundai Capital America, 2.375%, 2/10/2023, 144A	194,560
240,000	Kia Corp., 1.000%, 4/16/2024, 144A	225,900
160,000	Mercedes-Benz Finance North America LLC, 3.350%, 2/22/2023, 144A	159,406
275,000	Nissan Motor Acceptance Co. LLC, 3.450%, 3/15/2023, 144A	273,810
105,000	PACCAR Financial Corp., MTN, 0.800%, 6/08/2023	103,110
955,000	PACCAR Financial Corp., MTN, 1.900%, 2/07/2023	952,208
445,000	Stellantis Finance U.S., Inc., 6.375%, 9/12/2032, 144A	439,295
1,020,000	Toyota Motor Credit Corp., 5.450%, 11/10/2027	1,042,848
275,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A	262,627
290,000	Volkswagen Group of America Finance LLC, 4.250%, 11/13/2023, 144A	287,163
295,000	Volkswagen Group of America Finance LLC, 4.350%, 6/08/2027, 144A	282,767

		6,897,094

	Banking – 21.6%
500,000	ABN AMRO Bank NV, (fixed rate to 12/13/2028, variable rate thereafter), 2.470%, 12/13/2029, 144A	404,314

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$1,060,000	AIB Group PLC, (fixed rate to 10/14/2025, variable rate thereafter), 7.583%, 10/14/2026, 144A	$1,079,293
850,000	Ally Financial, Inc., 4.750%, 6/09/2027	796,719
735,000	Ally Financial, Inc., 7.100%, 11/15/2027	747,762
545,000	American Express Co., 5.850%, 11/05/2027	567,362
820,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	774,584
525,000	ANZ New Zealand International Ltd., 2.166%, 2/18/2025, 144A	492,554
1,055,000	ASB Bank Ltd., 5.398%, 11/29/2027, 144A	1,055,063
565,000	ASB Bank Ltd., (fixed rate to 6/17/2027, variable rate thereafter), 5.284%, 6/17/2032, 144A	533,408
1,505,000	Australia & New Zealand Banking Group Ltd., 5.088%, 12/08/2025	1,511,040
800,000	Banco Bilbao Vizcaya Argentaria S.A., 0.875%, 9/18/2023	774,728
400,000	Banco Santander S.A, 5.294%, 8/18/2027	390,543
800,000	Banco Santander S.A., 3.892%, 5/24/2024	783,150
505,000	Bank of America Corp., (fixed rate to 11/10/2027, variable rate thereafter), 6.204%, 11/10/2028	521,398
840,000	Bank of America Corp., (fixed rate to 4/02/2025, variable rate thereafter), MTN, 3.384%, 4/02/2026	802,233
395,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	390,883
315,000	Bank of Ireland Group PLC, (fixed rate to 9/16/2025, variable rate thereafter), 6.253%, 9/16/2026, 144A	312,475
910,000	Bank of Ireland Group PLC, (fixed rate to 9/30/2026, variable rate thereafter), 2.029%, 9/30/2027, 144A	767,865
1,055,000	Bank of Montreal, Series H, MTN, 4.700%, 9/14/2027	1,043,896
1,495,000	Bank of New York Mellon (The), (fixed rate to 11/21/2024, variable rate thereafter), MTN, 5.224%, 11/21/2025	1,493,744
655,000	Bank of New York Mellon Corp. (The), MTN, 1.600%, 4/24/2025	608,621
295,000	Bank of New York Mellon Corp. (The), MTN, 1.800%, 7/28/2031	227,687
635,000	Bank of New Zealand, 2.000%, 2/21/2025, 144A	593,246
690,000	Bank of New Zealand, 2.285%, 1/27/2027, 144A	614,325
200,000	Banque Federative du Credit Mutuel S.A., 2.375%, 11/21/2024, 144A	189,093
840,000	Banque Federative du Credit Mutuel S.A., 4.753%, 7/13/2027, 144A	818,846
1,025,000	Barclays PLC, (fixed rate to 11/02/2032, variable rate thereafter), 7.437%, 11/02/2033	1,073,996

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$485,000	Barclays PLC, (fixed rate to 5/16/2023, variable rate thereafter), 4.338%, 5/16/2024	$481,623
455,000	Barclays PLC, (fixed rate to 8/09/2027, variable rate thereafter), 5.501%, 8/09/2028	440,684
865,000	Canadian Imperial Bank of Commerce, 3.945%, 8/04/2025	844,825
170,000	Capital One Financial Corp., (fixed rate to 11/02/2031, variable rate thereafter), 2.618%, 11/02/2032	130,173
1,015,000	Capital One Financial Corp., (fixed rate to 12/06/2023, variable rate thereafter), 1.343%, 12/06/2024	971,713
255,000	Capital One Financial Corp., (fixed rate to 7/29/2031, variable rate thereafter), 2.359%, 7/29/2032	183,414
510,000	Citigroup, Inc., (fixed rate to 4/08/2025, variable rate thereafter), 3.106%, 4/08/2026	482,757
230,000	Citigroup, Inc., (fixed rate to 5/01/2024, variable rate thereafter), 0.981%, 5/01/2025	215,381
815,000	Citizens Financial Group, Inc., (fixed rate to 5/21/2032, variable rate thereafter), 5.641%, 5/21/2037	757,520
225,000	Comerica, Inc., 3.700%, 7/31/2023	223,347
535,000	Cooperatieve Rabobank U.A., (fixed rate to 12/15/2026, variable rate thereafter), 1.980%, 12/15/2027, 144A	465,017
750,000	Credit Agricole S.A., (fixed rate to 6/16/2025, variable rate thereafter), 1.907%, 6/16/2026, 144A	683,644
880,000	Credit Suisse AG, 5.000%, 7/09/2027	802,075
1,210,000	Credit Suisse Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028, 144A	1,102,141
500,000	Danske Bank A/S, 3.875%, 9/12/2023, 144A	493,742
390,000	Danske Bank A/S, (fixed rate to 3/28/2024, variable rate thereafter), 3.773%, 3/28/2025, 144A	377,890
800,000	Danske Bank A/S, (fixed rate to 9/10/2024, variable rate thereafter), 0.976%, 9/10/2025, 144A	730,394
755,000	Deutsche Bank AG, 5.371%, 9/09/2027	756,684
265,000	Deutsche Bank AG, (fixed rate to 7/14/2025, variable rate thereafter), 6.119%, 7/14/2026	263,227
590,000	DNB Bank ASA, (fixed rate to 9/16/2025, variable rate thereafter), 1.127%, 9/16/2026, 144A	520,857
1,175,000	Fifth Third Bancorp, (fixed rate to 10/27/2027, variable rate thereafter), 6.361%, 10/27/2028	1,208,951
1,190,000	Goldman Sachs Group, Inc. (The), 5.700%, 11/01/2024	1,204,163
485,000	Goldman Sachs Group, Inc. (The), (fixed rate to 10/21/2026, variable rate thereafter), 1.948%, 10/21/2027	423,269
1,025,000	HSBC Holdings PLC, (fixed rate to 11/03/2032, variable rate thereafter), 8.113%, 11/03/2033	1,084,532
1,405,000	HSBC USA, Inc., 3.750%, 5/24/2024	1,377,546
1,025,000	Huntington National Bank (The), 5.650%, 1/10/2030	1,032,825

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$495,000	Intesa Sanpaolo SpA, 7.000%, 11/21/2025, 144A	$505,578
1,470,000	JPMorgan Chase & Co., (fixed rate to 12/15/2024, variable rate thereafter), 5.546%, 12/15/2025	1,470,026
550,000	JPMorgan Chase & Co., (fixed rate to 6/01/2028, variable rate thereafter), 2.069%, 6/01/2029	459,354
1,300,000	KeyBank NA, 5.850%, 11/15/2027	1,341,834
280,000	Lloyds Banking Group PLC, (fixed rate to 3/18/2025, variable rate thereafter), 3.511%, 3/18/2026	266,009
375,000	Lloyds Banking Group PLC, (fixed rate to 7/09/2024, variable rate thereafter), 3.870%, 7/09/2025	362,951
390,000	Macquarie Group Ltd., (fixed rate to 11/09/2032, variable rate thereafter), 5.491%, 11/09/2033, 144A	367,436
295,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 9/13/2027, variable rate thereafter), 5.354%, 9/13/2028	292,654
1,500,000	National Australia Bank Ltd., 5.132%, 11/22/2024	1,506,037
1,130,000	National Bank of Canada, (fixed rate to 6/09/2024, variable rate thereafter), 3.750%, 6/09/2025	1,099,388
595,000	Nationwide Building Society, 4.850%, 7/27/2027, 144A	579,852
620,000	Nationwide Building Society, (fixed rate to 3/08/2023, variable rate thereafter), 3.766%, 3/08/2024, 144A	616,600
1,215,000	NatWest Markets PLC, 1.600%, 9/29/2026, 144A	1,054,979
1,305,000	Nordea Bank Abp, 1.500%, 9/30/2026, 144A	1,126,866
210,000	Northern Trust Corp., (fixed rate to 5/08/2027, variable rate thereafter), 3.375%, 5/08/2032	190,736
345,000	PNC Financial Services Group, Inc. (The), (fixed rate to 10/28/2032, variable rate thereafter), 6.037%, 10/28/2033	359,179
700,000	PNC Financial Services Group, Inc. (The), (fixed rate to 12/02/2027, variable rate thereafter), 5.354%, 12/02/2028	705,509
970,000	Royal Bank of Canada, 6.000%, 11/01/2027	1,011,167
690,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025	657,494
375,000	Santander Holdings USA, Inc., (fixed rate to 9/09/2025, variable rate thereafter), 5.807%, 9/09/2026	372,171
1,030,000	Santander U.K. Group Holdings PLC, (fixed rate to 11/21/2025, variable rate thereafter), 6.833%, 11/21/2026	1,043,309
470,000	Societe Generale S.A., 4.677%, 6/15/2027, 144A	458,006
390,000	Standard Chartered PLC, (fixed rate to 1/12/2027, variable rate thereafter), 2.608%, 1/12/2028, 144A	338,438
425,000	Standard Chartered PLC, (fixed rate to 11/16/2024, variable rate thereafter), 7.776%, 11/16/2025, 144A	437,706
375,000	Standard Chartered PLC, (fixed rate to 6/29/2031, variable rate thereafter), 2.678%, 6/29/2032, 144A	282,540

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$255,000	State Street Corp., (fixed rate to 11/04/2027, variable rate thereafter), 5.820%, 11/04/2028	$263,332
1,015,000	Sumitomo Mitsui Financial Group, Inc., 1.902%, 9/17/2028	836,376
840,000	Sumitomo Mitsui Trust Bank Ltd., 0.850%, 3/25/2024, 144A	794,476
200,000	Sumitomo Mitsui Trust Bank Ltd., 2.550%, 3/10/2025, 144A	188,489
945,000	Swedbank AB, 5.337%, 9/20/2027, 144A	937,194
560,000	Synchrony Bank, 5.400%, 8/22/2025	552,440
851,000	Synchrony Financial, 4.875%, 6/13/2025	829,180
410,000	Truist Financial Corp., (fixed rate to 7/28/2032, variable rate thereafter), MTN, 4.916%, 7/28/2033	384,577
260,000	Truist Financial Corp., MTN, (fixed rate to 6/07/2028, variable rate thereafter), 1.887%, 6/07/2029	217,628
975,000	UBS Group AG, (fixed rate to 8/05/2026, variable rate thereafter), 4.703%, 8/05/2027, 144A	944,161
585,000	UniCredit SpA, (fixed rate to 9/22/2025, variable rate thereafter), 2.569%, 9/22/2026, 144A	518,032
1,470,000	Wells Fargo & Co., (fixed rate to 4/25/2025, variable rate thereafter), MTN, 3.908%, 4/25/2026	1,428,704
1,055,000	Wells Fargo & Co., (fixed rate to 8/15/2025, variable rate thereafter), MTN, 4.540%, 8/15/2026	1,034,807
1,165,000	Westpac Banking Corp., 5.457%, 11/18/2027	1,189,779
805,000	Westpac Banking Corp., (fixed rate to 8/10/2032, variable rate thereafter), 5.405%, 8/10/2033	751,645

		64,403,861

	Brokerage – 1.2%
595,000	Ares Finance Co. IV LLC, 3.650%, 2/01/2052, 144A	361,918
600,000	Blackstone Holdings Finance Co. LLC, 5.900%, 11/03/2027, 144A	604,492
565,000	Blue Owl Finance LLC, 4.375%, 2/15/2032, 144A	451,539
195,000	KKR Group Finance Co. XII LLC, 4.850%, 5/17/2032, 144A	182,059
1,010,000	National Securities Clearing Corp., 5.100%, 11/21/2027, 144A	1,015,843
1,205,000	Nomura Holdings, Inc., 2.329%, 1/22/2027	1,054,884

		3,670,735

	Building Materials – 0.2%
440,000	Ferguson Finance PLC, 4.650%, 4/20/2032, 144A	401,544
340,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	294,794

		696,338

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Chemicals – 0.8%
$260,000	Cabot Corp., 4.000%, 7/01/2029	$232,575
310,000	Cabot Corp., 5.000%, 6/30/2032	286,626
175,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	170,037
455,000	Ecolab, Inc., 5.250%, 1/15/2028	463,580
960,000	Nutrien Ltd., 1.900%, 5/13/2023	949,030
330,000	Nutrien Ltd., 5.900%, 11/07/2024	334,147

		2,435,995

	Collateralized Mortgage Obligations – 1.1%
245,248	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 4.735%, 2/20/2060(b)	243,552
150,619	Government National Mortgage Association, Series 2010-H03, Class FA, 1-month LIBOR + 0.550%, 4.605%, 3/20/2060(b)	149,717
100,621	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 3.643%, 7/20/2064(b)	99,620
86,011	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 4.342%, 7/20/2064(b)	85,077
210	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)	189
206,667	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	199,268
308,765	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 3.554%, 2/20/2066(b)	304,336
818,043	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(a)	779,984
205,417	Government National Mortgage Association, Series 2019-H01, Class FL, 1-month LIBOR + 0.450%, 4.292%, 12/20/2068(b)	203,053
599,067	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 4.242%, 10/20/2068(b)	595,509
625,133	Government National Mortgage Association, Series 2019-H10, Class FM, 1-month LIBOR + 0.400%, 4.242%, 5/20/2069(b)	614,982

		3,275,287

	Construction Machinery – 1.1%
545,000	Caterpillar Financial Services Corp., MTN, 3.600%, 8/12/2027	520,046
930,000	Caterpillar Financial Services Corp., MTN, 4.900%, 1/17/2025	932,455
300,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	294,883
945,000	CNH Industrial Capital LLC, 3.950%, 5/23/2025	916,675
395,000	CNH Industrial Capital LLC, 5.450%, 10/14/2025	395,866
245,000	Komatsu Finance America, Inc., 5.499%, 10/06/2027, 144A	249,291

		3,309,216

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Consumer Cyclical Services – 0.2%
$505,000	eBay, Inc., 5.950%, 11/22/2027	$518,560
165,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	166,399

		684,959

	Consumer Products – 0.2%
385,000	Brunswick Corp., 4.400%, 9/15/2032	324,995
495,000	JAB Holdings BV, 4.500%, 4/08/2052, 144A	335,769

		660,764

	Diversified Manufacturing – 0.3%
360,000	Honeywell International, Inc., 5.000%, 2/15/2033	366,674
225,000	Kennametal, Inc., 4.625%, 6/15/2028	211,073
275,000	WW Grainger, Inc., 1.850%, 2/15/2025	258,161

		835,908

	Electric – 4.6%
435,000	AES Corp. (The), 3.300%, 7/15/2025, 144A	410,162
360,000	Alliant Energy Finance LLC, 4.250%, 6/15/2028, 144A	332,851
550,000	American Electric Power Co., Inc., 2.031%, 3/15/2024	530,302
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	109,642
225,000	Dominion Energy, Inc., 3.071%, 8/15/2024	216,805
1,025,000	Dominion Energy, Inc., 5.375%, 11/15/2032	1,015,965
980,000	DTE Energy Co., 4.220%, 11/01/2024	963,290
1,135,000	Duke Energy Carolinas LLC, 3.050%, 3/15/2023	1,131,105
1,110,000	Edison International, 4.700%, 8/15/2025	1,086,084
310,000	Edison International, 6.950%, 11/15/2029	323,727
820,000	Enel Finance International NV, 5.000%, 6/15/2032, 144A	738,514
605,000	Entergy Corp., 0.900%, 9/15/2025	538,760
188,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	174,355
900,000	NextEra Energy Capital Holdings, Inc., 0.650%, 3/01/2023	893,837
905,000	NextEra Energy Capital Holdings, Inc., 4.255%, 9/01/2024	892,717

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Electric – continued
$825,000	Oncor Electric Delivery Co. LLC, 2.750%, 5/15/2030	$718,471
525,000	Pacific Gas & Electric Co., 4.950%, 6/08/2025	516,896
235,000	Public Service Enterprise Group, Inc., 2.875%, 6/15/2024	226,947
365,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	375,602
275,000	Puget Energy, Inc., 4.224%, 3/15/2032	244,048
730,000	Vistra Operations Co. LLC, 5.125%, 5/13/2025, 144A	714,509
1,540,000	WEC Energy Group, Inc., 0.550%, 9/15/2023	1,493,098

		13,647,687

	Finance Companies – 3.2%
510,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.150%, 2/15/2024	492,995
360,000	Air Lease Corp., 1.875%, 8/15/2026	312,673
370,000	Air Lease Corp., 5.850%, 12/15/2027	369,579
555,000	Aircastle Ltd., 2.850%, 1/26/2028, 144A	453,910
500,000	Ares Capital Corp., 2.875%, 6/15/2028	400,915
50,000	Ares Capital Corp., 4.250%, 3/01/2025	47,391
305,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	302,519
225,000	Aviation Capital Group LLC, 4.375%, 1/30/2024, 144A	219,350
545,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	449,003
200,000	Barings BDC, Inc., 3.300%, 11/23/2026	169,516
1,115,000	Blackstone Private Credit Fund, 2.625%, 12/15/2026	922,913
615,000	Blackstone Secured Lending Fund, 2.850%, 9/30/2028	477,502
650,000	FS KKR Capital Corp., 3.125%, 10/12/2028	524,010
685,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	581,562
695,000	Hercules Capital, Inc., 3.375%, 1/20/2027	595,851
785,000	Main Street Capital Corp., 3.000%, 7/14/2026	676,516
450,000	Morgan Stanley Direct Lending Fund, 4.500%, 2/11/2027	415,566
260,000	Owl Rock Capital Corp., 3.750%, 7/22/2025	240,217

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Finance Companies – continued
$90,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	$82,622
425,000	Owl Rock Core Income Corp., 5.500%, 3/21/2025	411,996
140,000	OWL Rock Core Income Corp., 7.750%, 9/16/2027, 144A	139,547
955,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	864,733
520,000	USAA Capital Corp., 3.375%, 5/01/2025, 144A	501,585

		9,652,471

	Financial Other – 0.2%
470,000	LeasePlan Corp. NV, 2.875%, 10/24/2024, 144A	440,973
185,000	ORIX Corp., 3.250%, 12/04/2024	178,167

		619,140

	Food & Beverage – 0.9%
725,000	General Mills, Inc., 5.241%, 11/18/2025	726,805
965,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.750%, 4/01/2033, 144A	920,398
915,000	Pernod Ricard International Finance LLC, 1.250%, 4/01/2028, 144A	755,059
340,000	Viterra Finance BV, 2.000%, 4/21/2026, 144A	294,847

		2,697,109

	Government Owned - No Guarantee – 0.4%
800,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	646,717
350,000	BOC Aviation USA Corp., 1.625%, 4/29/2024, 144A	332,212
325,000	DAE Funding LLC, 1.550%, 8/01/2024, 144A	302,026

		1,280,955

	Health Insurance – 0.3%
855,000	UnitedHealth Group, Inc., 5.150%, 10/15/2025	864,752

	Healthcare – 0.5%
227,000	Cigna Corp., 3.750%, 7/15/2023	225,502
92,000	CVS Health Corp., 4.300%, 3/25/2028	88,987
755,000	GE HealthCare Technologies, Inc., 5.550%, 11/15/2024, 144A	757,718
380,000	Illumina, Inc., 5.750%, 12/13/2027	384,733

		1,456,940

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Hybrid ARMs – 0.0%
$32,874	FHLMC, 1-year CMT + 2.500%, 3.880%, 5/01/2036(b)	$33,484
16,077	FHLMC, 1-year CMT + 2.225%, 3.987%, 1/01/2035(b)	16,325

		49,809

	Independent Energy – 0.3%
530,000	Pioneer Natural Resources Co., 0.550%, 5/15/2023	521,272
345,000	Var Energi ASA, 8.000%, 11/15/2032, 144A	356,288

		877,560

	Life Insurance – 6.1%
635,000	Athene Global Funding, 2.500%, 3/24/2028, 144A	529,126
580,000	Athene Holding Ltd., 6.650%, 2/01/2033	573,548
410,000	Brighthouse Financial Global Funding, 1.200%, 12/15/2023, 144A	392,868
780,000	Brighthouse Financial Global Funding, 1.750%, 1/13/2025, 144A	718,304
985,000	CNO Global Funding, 2.650%, 1/06/2029, 144A	833,310
535,000	Corebridge Global Funding, 0.900%, 9/22/2025, 144A	477,618
355,000	Equitable Financial Life Global Funding, 1.800%, 3/08/2028, 144A	295,294
1,155,000	Equitable Financial Life Global Funding, 5.500%, 12/02/2025, 144A	1,152,378
615,000	F&G Global Funding, 2.000%, 9/20/2028, 144A	506,944
1,170,000	F&G Global Funding, 5.150%, 7/07/2025, 144A	1,145,594
230,000	GA Global Funding Trust, 1.250%, 12/08/2023, 144A	220,678
995,000	GA Global Funding Trust, 2.250%, 1/06/2027, 144A	875,826
665,000	Great-West Lifeco U.S. Finance LP, 0.904%, 8/12/2025, 144A	591,412
1,370,000	Guardian Life Global Funding, 1.100%, 6/23/2025, 144A	1,240,854
65,000	Guardian Life Global Funding, 5.550%, 10/28/2027, 144A	66,306
955,000	Jackson National Life Global Funding, 1.750%, 1/12/2025, 144A	886,322
155,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A	148,806
340,000	Lincoln National Corp., 3.400%, 3/01/2032	275,119
380,000	MassMutual Global Funding II, 4.150%, 8/26/2025, 144A	371,640
930,000	MassMutual Global Funding II, 5.050%, 12/07/2027, 144A	934,515

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Life Insurance – continued
$795,000	Metropolitan Life Global Funding I, 0.900%, 6/08/2023, 144A	$781,803
700,000	Metropolitan Life Global Funding I, 0.950%, 7/02/2025, 144A	635,005
1,070,000	New York Life Global Funding, 2.875%, 4/10/2024, 144A	1,041,262
745,000	Protective Life Global Funding, 1.646%, 1/13/2025, 144A	687,996
765,000	Protective Life Global Funding, 4.714%, 7/06/2027, 144A	742,388
655,000	Reliance Standard Life Global Funding II, 2.750%, 5/07/2025, 144A	614,809
175,000	Reliance Standard Life Global Funding II, 3.850%, 9/19/2023, 144A	172,722
770,000	RGA Global Funding, 2.700%, 1/18/2029, 144A	652,151
755,000	Security Benefit Global Funding, 1.250%, 5/17/2024, 144A	708,321

		18,272,919

	Lodging – 0.1%
350,000	Marriott International, Inc., Series Z, 4.150%, 12/01/2023	346,262

	Media Entertainment – 0.2%
550,000	Prosus NV, 4.193%, 1/19/2032, 144A	455,327

	Metals & Mining – 0.5%
200,000	Anglo American Capital PLC, 3.875%, 3/16/2029, 144A	179,557
860,000	ArcelorMittal S.A., 6.550%, 11/29/2027	864,046
155,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	152,515
395,000	Nucor Corp., 3.950%, 5/23/2025	386,457

		1,582,575

	Midstream – 0.3%
25,000	Energy Transfer LP, 4.250%, 3/15/2023	24,939
230,000	Energy Transfer LP, 5.750%, 2/15/2033	225,023
255,000	MPLX LP, 4.950%, 3/14/2052	208,295
370,000	Targa Resources Corp., 5.200%, 7/01/2027	362,649

		820,906

	Mortgage Related – 0.7%
735	FHLMC, 3.000%, 10/01/2026	713

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Mortgage Related – continued
$27	FHLMC, 6.500%, 1/01/2024	$28
14	FHLMC, 8.000%, 7/01/2025	14
4,874	GNMA, 3.890%, 10/20/2062(a)	4,595
5,888	GNMA, 3.992%, 5/20/2062(a)	5,652
13,249	GNMA, 4.015%, 4/20/2063(a)	12,727
44,231	GNMA, 4.255%, 11/20/2066(a)	43,146
19,535	GNMA, 4.304%, 6/20/2066(a)	18,966
40,285	GNMA, 4.388%, 9/20/2066(a)	39,259
53,403	GNMA, 4.428%, 10/20/2066(a)	52,147
142,185	GNMA, 4.438%, 10/20/2066(a)	139,042
36,094	GNMA, 4.470%, 8/20/2066(a)	35,348
118,888	GNMA, 4.491%, 9/20/2066(a)	116,548
62,637	GNMA, 4.504%, 11/20/2066(a)	61,293
4,416	GNMA, 4.539%, 11/20/2064(a)	4,341
50,926	GNMA, 4.586%, 10/20/2066(a)	49,991
277,231	GNMA, 4.600%, 7/20/2067(a)	271,886
713,484	GNMA, 4.644%, 4/20/2067(a)	701,024
450,019	GNMA, 4.673%, 1/20/2067(a)	442,615
93,530	GNMA, 4.700%, with various maturities from 2061 to 2064(a)(d)	92,540
67	GNMA, 6.500%, 12/15/2023	69

		2,091,944

	Natural Gas – 0.1%
290,000	Sempra Energy, 3.700%, 4/01/2029	264,330

	Non-Agency Commercial Mortgage-Backed Securities – 5.7%
230,000	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	199,811
270,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	229,462
870,000	BANK, Series 2021-BN37, Class A5, 2.618%, 11/15/2064(a)	716,247

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$660,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1-month LIBOR + 2.140%, 6.458%, 10/15/2037, 144A(b)	$636,964
865,000	BBCMS Mortgage Trust, Series 2021-C12, Class A5, 2.689%, 11/15/2054	716,018
285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	244,851
755,000	Benchmark Mortgage Trust, Series 2021-B31, Class A5, 2.669%, 12/15/2054	624,360
520,000	BPR Trust, Series 2021-NRD, Class A, 1-month SOFR + 1.525%, 5.851%, 12/15/2038, 144A(b)	483,861
360,000	BPR Trust, Series 2022-OANA, Class A, 1-month SOFR + 1.898%, 6.234%, 4/15/2037, 144A(b)	351,359
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048	467,813
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	339,350
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049	925,885
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	467,493
509,791	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	437,088
219,082	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(a)	217,692
21,808	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	21,586
39,735	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	39,339
280,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	271,828
280,000	Commercial Mortgage Pass Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	266,538
520,299	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	493,677
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	714,227
47,311	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	45,931
470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	403,800
605,000	GS Mortgage Securities Corp. II, Series 2012-BWTR, Class A, 2.954%, 11/05/2034, 144A	528,883
440,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(a)	399,124
330,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047	322,891
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	201,250
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	156,619
355,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	315,789

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$25,673	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	$25,334
575,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052	514,291
470,000	MedTrust, Series 2021-MDLN, Class A, 1-month LIBOR + 0.950%, 5.268%, 11/15/2038, 144A(b)	452,319
240,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.070%, 7/15/2046(a)	238,101
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	122,817
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	463,285
845,000	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061, 144A	713,999
980,000	SPGN Mortgage Trust, Series 2022-TFLM. Class A, 1-month SOFR + 1.550%, 5.886%, 2/15/2039, 144A(b)	927,534
195,617	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	190,349
380,845	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 4/10/2046	378,037
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	188,587
490,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/2053	390,251
825,000	Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.000%, 4/15/2055(a)	747,989
325,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	317,751
86,490	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047	85,277

		16,995,657

	Packaging – 0.1%
335,000	Amcor Flexibles North America, Inc., 4.000%, 5/17/2025	326,102

	Pharmaceuticals – 0.1%
235,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	227,542

	Property & Casualty Insurance – 0.2%
135,000	Assurant, Inc., 4.200%, 9/27/2023	133,496
250,000	Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032, 144A	234,653
240,000	Trustage Financial Group, Inc., 4.625%, 4/15/2032, 144A	206,904

		575,053

	Railroads – 0.1%
215,000	Union Pacific Corp., 3.646%, 2/15/2024	211,680

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	REITs - Apartments – 0.1%
$225,000	Invitation Homes Operating Partnership LP, 2.000%, 8/15/2031	$166,274

	REITs - Diversified – 0.2%
715,000	Digital Realty Trust LP, 5.550%, 1/15/2028	719,727

	REITs - Health Care – 0.1%
235,000	Omega Healthcare Investors, Inc., 4.500%, 1/15/2025	228,340

	REITs - Office Property – 0.5%
180,000	Boston Properties LP, 6.750%, 12/01/2027	185,599
765,000	Hudson Pacific Properties LP, 5.950%, 2/15/2028	714,233
190,000	Office Properties Income Trust, 2.400%, 2/01/2027	138,816
420,000	Office Properties Income Trust, 3.450%, 10/15/2031	280,510
205,000	Office Properties Income Trust, 4.500%, 2/01/2025	185,761

		1,504,919

	REITs - Storage – 0.1%
215,000	Extra Space Storage LP, 3.900%, 4/01/2029	192,585

	Restaurants – 0.1%
420,000	McDonald’s Corp., MTN, 3.350%, 4/01/2023	418,418

	Retailers – 1.0%
1,025,000	Amazon.com, Inc., 4.650%, 12/01/2029	1,017,333
345,000	AutoNation, Inc., 3.500%, 11/15/2024	331,110
290,000	AutoNation, Inc., 4.500%, 10/01/2025	282,035
190,000	Tapestry, Inc., 3.050%, 3/15/2032	147,878
1,245,000	Walgreens Boots Alliance, Inc., 0.950%, 11/17/2023	1,198,169

		2,976,525

	Sovereigns – 0.2%
585,000	Mexico Government International Bond, 4.875%, 5/19/2033	536,996

	Technology – 2.3%
325,000	Avnet, Inc., 5.500%, 6/01/2032	300,105
440,000	Broadcom, Inc., 4.000%, 4/15/2029, 144A	399,715

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Technology – continued
$870,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	$746,573
630,000	Fidelity National Information Services, Inc., 4.700%, 7/15/2027	614,626
165,000	Flex Ltd., 4.875%, 6/15/2029	155,259
355,000	FLEX Ltd., 6.000%, 1/15/2028	354,229
525,000	Global Payments, Inc., 1.500%, 11/15/2024	487,351
315,000	Infor, Inc., 1.450%, 7/15/2023, 144A	307,617
175,000	Marvell Technology, Inc., 4.200%, 6/22/2023	173,986
285,000	Microchip Technology, Inc., 0.972%, 2/15/2024	270,644
460,000	Microchip Technology, Inc., 2.670%, 9/01/2023	451,423
770,000	Micron Technology, Inc., 6.750%, 11/01/2029	782,148
325,000	Open Text Corp., 6.900%, 12/01/2027, 144A	325,000
200,000	Qorvo, Inc., 1.750%, 12/15/2024, 144A	184,190
1,020,000	QUALCOMM, Inc., 5.400%, 5/20/2033	1,061,942
170,000	Western Digital Corp., 2.850%, 2/01/2029	131,524
165,000	Western Union Co. (The), 4.250%, 6/09/2023	164,190

		6,910,522

	Tobacco – 0.5%
585,000	Altria Group, Inc., 2.450%, 2/04/2032	441,321
715,000	BAT Capital Corp., 4.700%, 4/02/2027	685,393
400,000	Philip Morris International, Inc., 5.625%, 11/17/2029	405,791

		1,532,505

	Transportation Services – 0.6%
450,000	Element Fleet Management Corp., 3.850%, 6/15/2025, 144A	426,005
175,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025, 144A	167,433
695,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	691,113
255,000	Ryder System, Inc., MTN, 3.750%, 6/09/2023	253,508
370,000	Ryder System, Inc., MTN, 4.625%, 6/01/2025	363,153

		1,901,212

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Treasuries – 28.5%
$9,885,000	U.S. Treasury Note, 1.125%, 10/31/2026	$8,841,283
6,825,000	U.S. Treasury Note, 1.875%, 2/28/2027	6,250,740
9,405,000	U.S. Treasury Note, 2.500%, 5/31/2024	9,124,687
4,865,000	U.S. Treasury Note, 2.625%, 5/31/2027	4,585,833
3,240,000	U.S. Treasury Note, 2.750%, 4/30/2027	3,070,406
8,045,000	U.S. Treasury Note, 2.750%, 7/31/2027	7,611,638
8,020,000	U.S. Treasury Note, 2.750%, 8/15/2032	7,303,213
1,485,000	U.S. Treasury Note, 3.250%, 8/31/2024	1,454,024
9,900,000	U.S. Treasury Note, 3.250%, 6/30/2027	9,572,449
17,710,000	U.S. Treasury Note, 3.875%, 11/30/2027	17,613,148
2,895,000	U.S. Treasury Note, 4.125%, 9/30/2027	2,905,856
3,575,000	U.S. Treasury Note, 4.125%, 11/15/2032	3,648,176
2,935,000	U.S. Treasury Note, 4.500%, 11/30/2024	2,935,115

		84,916,568

	Wireless – 0.1%
200,000	SK Telecom Co. Ltd., 3.750%, 4/16/2023, 144A	199,208

	Total Bonds and Notes (Identified Cost $310,427,792)	294,778,305

Short-Term Investments – 1.5%
4,647,895	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2022 at 1.800% to be repurchased at $4,648,825 on 1/03/2023 collateralized by $5,418,700 U.S. Treasury Note, 1.250% due 3/31/2028 valued at $4,740,940 including accrued interest(e) (Identified Cost $4,647,895)	4,647,895

	Total Investments – 100.3% (Identified Cost $315,075,687)	299,426,200
	Other assets less liabilities – (0.3)%	(941,286)

	Net Assets – 100.0%	$298,484,914

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2022 is disclosed.

(b)	Variable rate security. Rate as of December 31, 2022 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)

The Fund’s investment in mortgage related securities of Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(e)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the value of Rule 144A holdings amounted to $85,510,283 or 28.6% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	3/31/2023	374	$40,428,953	$40,365,703	$(63,250)

At December 31, 2022, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	3/22/2023	12	$1,625,353	$1,611,750	$13,603

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$3,275,098	$189	$3,275,287
All Other Bonds and Notes*	—	291,503,018	—	291,503,018

Total Bonds and Notes	—	294,778,116	189	294,778,305

Short-Term Investments	—	4,647,895	—	4,647,895

Total Investments	—	299,426,011	189	299,426,200

Futures Contracts (unrealized appreciation)	13,603	—	—	13,603

Total	$13,603	$299,426,011	$189	$299,439,803

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(63,250)	$—	$—	$(63,250)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2022 and/or December 31, 2022:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2022
Bonds and Notes
Collateralized Mortgage Obligations	$201	$—	$—	$3	$—	$(15)	$—	$—	$189	$1

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of December 31, 2022, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2022:

Unrealized
appreciation on
Assets	futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$13,603

Unrealized
(depreciation) on
Liabilities	futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(63,250)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of December 31, 2022:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$515,000	$515,000

Industry Summary at December 31, 2022 (Unaudited)

Treasuries	28.5%
Banking	21.6
ABS Car Loan	8.3
Life Insurance	6.1
Non-Agency Commercial Mortgage-Backed Securities	5.7
Electric	4.6
Finance Companies	3.2
Technology	2.3
Automotive	2.3
Other Investments, less than 2% each	16.2
Short-Term Investments	1.5

Total Investments	100.3
Other assets less liabilities (including futures contracts)	(0.3)

Net Assets	100.0%